Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments
(9)	Fair Value of Financial Instruments

The estimated fair values of the Bank’s financial instruments are as follows (in thousands):

	At December 31, 2014		At December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Financial assets:
Cash and cash equivalents (Level 1)	$20,479	20,479	11,054	11,054
Time deposits with banks (Level 1)	5,880	5,880	9,528	9,528
Securities held to maturity (Level 2)	75,473	75,469	48,436	48,187
Loans held for sale (Level 3)	2,012	2,028	—	—
Loans (Level 3)	108,666	113,807	111,263	115,864
Federal Home Loan Bank stock (Level 3)	180	180	237	237
Accrued interest receivable (Level 3)	613	613	581	581

Financial liabilities:
Deposits (Level 3)	163,924	153,568	164,919	155,724

Off-balance-sheet financial instruments (Level 3)	—	—	—	—